Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Raw materials	$106,088	$121,994
Work in process	49,144	-
Finished goods	30,572	-
Total	$185,804	$121,994